Marketable Securities - Summary of Both Short-Term and Long-Term Marketable Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 970,262	$ 1,061,397
Gross Unrealized Gain (Loss) through Other Comprehensive Income	5,350	(5,277)
Gross Unrealized Gain (Loss) through Profit & Loss	77	(1,098)
Market Value	975,689	1,055,022
Corporate Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	679,315	686,365
Gross Unrealized Gain (Loss) through Other Comprehensive Income	4,823	(6,305)
Market Value	684,138	680,060
Government Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	146,057	271,004
Gross Unrealized Gain (Loss) through Other Comprehensive Income	249	2,438
Market Value	146,306	273,442
Commercial Paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	47,934	45,329
Gross Unrealized Gain (Loss) through Other Comprehensive Income	4	(21)
Market Value	47,938	45,308
Certificates of Deposit [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	42,897	33,276
Gross Unrealized Gain (Loss) through Other Comprehensive Income	27	(78)
Market Value	42,924	33,198
Municipal Bonds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	23,479
Gross Unrealized Gain (Loss) through Other Comprehensive Income	82
Market Value	23,562
Preferred Stock Equity Instrument [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	10,475	7,099
Gross Unrealized Gain (Loss) through Profit & Loss	77	(1,098)
Market Value	10,553	6,001
Preferred Stock Debt Instrument [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	2,990	6,195
Gross Unrealized Gain (Loss) through Other Comprehensive Income	44	(1,129)
Market Value	3,033	5,066
Other Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	17,115	12,129
Gross Unrealized Gain (Loss) through Other Comprehensive Income	120	(182)
Market Value	$ 17,235	$ 11,947